Other Non-financial Liabilities	12 Months Ended
Dec. 31, 2024
Disclosure of other non-financial liabilities [abstract]
Other Non-financial Liabilities

NOTE 30. OTHER NON-FINANCIAL LIABILITIES
The account breaks down as follows as of the indicated dates:

	12.31.24	12.31.23
Creditors for sale of assets	7,250,169	6,231,330
Tax withholdings and collections payable	219,709,791	167,134,113
Payroll and Social Contributions Payable	234,052,974	185,618,336
Withholdings on Payroll Payable	13,341,569	4,994,980
Fees to Directors and Syndics	9,753,277	3,607,826
Value-Added Tax	50,194,206	35,944,859
Sundry Creditors	154,030,720	115,933,410
Taxes Payable	130,787,943	123,510,816
Obligations Arising from Contracts with Customers (*)	8,485,138	8,564,905
Retirement payment orders pending settlement	1,646,520	1,139,082
Other Non-financial Liabilities	9,574,767	4,979,610
Total	838,827,074	657,659,267
(*)Including Liabilities for Quiero! Customer Loyalty Program and Liabilities for Rewards System.
Contract liability resulting from contracts with customers includes the liabilities for the “Quiero!” Customers Loyalty Program. The Group estimates the fair value of the points assigned to customers under the above-mentioned program. This value is estimated by means of the use of a mathematical model that considers certain assumptions of redemption rates, the fair value for the exchanged points based on the combination of available products and the customers’ preferences, as well as breakage. As of December 31, 2024, Ps.597,445 was recorded for non-exchanged points, whereas as of December 31, 2023, such amount totaled Ps.5,322,038.
Banco GGAL S.A. offers the Rewards System, which allows customers to redeem their points for travel on the airlines and destinations of their choice. In addition, the points can be used to obtain orders in well-known chains and shopping centers, as well as products from the traditional catalog. As of December 31, 2024, Ps.3,206,520 has been recorded for this liability.
The following table shows the estimated use of the liabilities recorded as of this fiscal year-end.

	Terms
Item	Up to 12 Months	Up to 24 Months	Over 24 Months	Total
Liabilities –“Quiero!” Customers Loyalty Program	35,990	561,455	—	597,445
Rewards System Liabilities	2,492,244	714,276	—	3,206,520